Meehan Mutual Funds, Inc.
7250 Woodmont Avenue, Suite 315
Bethesda, MD 20814
(301) 543-8881
March 3, 2015

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Meehan Mutual Funds, Inc.
File Nos. 333-86655 and 811-9575
Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, on behalf of the above-referenced Registrant, I hereby certify that the form of Prospectus and Statement of Additional Information used with respect to the Meehan Focus Fund, a series of the above-referenced Registrant, does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 22 (“PEA No. 22”) to its Registration Statement on Form N-1A and that PEA No. 22 was filed electronically.

Very truly yours,

/s/ Paul P. Meehan

Paul P. Meehan
Vice President
Meehan Mutual Funds, Inc.

cc:  Craig A. Ruckman
              K&L Gates LLP